Discontinued Operation (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended		12 Months Ended
	Sep. 28, 2013	Sep. 29, 2012	Oct. 01, 2011	Mar. 30, 2013 Weifang Operation [Member]	Sep. 29, 2012 Weifang Operation [Member]	Sep. 28, 2013 Weifang Operation [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Asset Impairment Charges	$ 74	$ 34	$ 18	$ 56	$ 15	$ 56